Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Current liabilities	$ 2,684	$ 2,465
Guarantees for debt and other obligations of third parties [member]
Commitments and Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 5
Guarantor obligations, term	seven years
Number of letters of credit pledged as collateral	1
Letters of credit outstanding	$ 25		$ 5
Management contract performance guarantees [member]
Commitments and Contingencies [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 69
Guarantor obligations, term	2019 to 2030
Number of contracts with performance guarantees | Contract	7
Current liabilities	$ 11	8
Non-current liabilities	17	25
Loan commitment [member]
Commitments and Contingencies [Line Items]
Long-term purchase commitment, amount	60
Commitment payments year to date	34	$ 17
2017 fund commitment	$ 9